Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of revenues, gross profit and assets for the operating segments
	RFID Division	Intelligent Robotics	Supply Chain Solutions	Intercompany	Consolidated
2022
Revenues	$15,318	$961	$25,232	$-	$41,511
Gross profit	$3, 778	$(159)	$5,441	$-	$9,060
Allocated operating expenses	$2,535	$425	$3,450	$-	$6,410
Unallocated operating expenses					$721
Operating Income (loss)	$1,243	$(584)	$1,991	$-	$1,929
Financial expenses					$647
Tax on income					$6
Net Income					$1,276

2021
Revenues	$13,192	$1,576	$19,008	$(142)	$33,634
Gross profit	$3,338	$(460)	$3,708	$-	$6,586
Allocated operating expenses	$2,300	$573	$2,497	$-	$5,370
Unallocated operating expenses					$699
Operating Income (loss)	$1,038	$(1,033)	$1,211	$-	$517
Financial expenses					$105
Tax on income					$(39)
Net Income					$451

2020
Revenues	$12,523	$2,502	$18,594	$(68)	$33,551
Gross profit	$3,265	$(871)	$3,724	$-	$6,118
Allocated operating expenses	$2,099	$602	$2,373	$-	$5,074
Impairment of goodwill and intangible assets		988			$988
Unallocated operating expenses					$668
Operating Income (loss)	$1,166	$(2,461)	$1,351	$-	$(612)
Financial expenses					$348
Net Income					$(960)

Schedule of total revenues and long-lived assets
	Year ended December 31,
	2022		2021		2020
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$34,295	3,270	25,662	1,097	$24,369	$956
East Asia	2,239	-	3,494	-	3,831	-
India	1,225	-	1,701	-	2,375	-
America	2,825	-	2,032	-	2,449	-
Europe	622	-	555	-	527	-
Rest of the world	305	-	190	-	-	-
	$41,511	3,270	33,634	1,097	$33,551	$956

(*)	Long-lived assets balance comprised of property and equipment (it does not include intangible assets and goodwill).